Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

As at December 31:	2024		2023
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
FVTPL:
Equity securities	$—	$—	$5,764	$5,764
Loan receivable	1,183	1,183	1,159	1,159
Debt securities	15,806	15,806	—	—
FVTOCI:
Debt securities	7,681	7,681	10,160	10,160
Amortized cost:
Long-term loan receivable	7,436	7,436	8,619	8,619
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$36,545	$38,626	$36,107	$36,163
FVTPL:
Loan payable	—	—	7,610	7,610

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2024	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$—	$—	$—	$—
Loan receivable	—	—	1,183	1,183
Debt securities	—	15,806	—	15,806
FVTOCI:
Debt securities	7,681	—	—	7,681
Total	$7,681	$15,806	$1,183	$24,670

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$—	$—

As at December 31, 2023	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$2,798	$2,966	$—	$5,764
Loan receivable	—	—	1,159	1,159
FVTOCI:
Debt securities	10,160	—	—	10,160
Total	$12,958	$2,966	$1,159	$17,083

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$7,610	$7,610

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2024 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Receivables	X		X	X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and restricted cash	$19,246
Debt securities	23,487
Trade and other receivables	49,011
Amounts recognized in the consolidated statement of financial position	91,744
Guarantees	—
Maximum credit risk exposure	$91,744

Schedule of profit or loss from continuing operations

	2024	2023	2022
Interest income on financial assets not at FVTPL	$3,047	$3,499	$3,512
Interest income on financial assets classified at FVTPL	163	218	200
Total interest income	$3,210	$3,717	$3,712
Interest expense on financial liabilities not at FVTPL	$2,493	$1,640	$1,564
Interest expense on financial liabilities classified at FVTPL	—	—	—
Total interest expense	$2,493	$1,640	$1,564
Dividend income on financial assets at FVTPL	$166	$146	$268
Dividend income on financial assets classified not at FVTPL	—	—	—
Net loss on financial assets at FVTPL	(568)	(2,803)	(2,436)
Loss on loan payable at FVTPL	1,197	(360)	(141)